Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised [Table Text Block]

	Years Ended December 31,
Stock Options	2014	2013	2012
	(in thousands)
Intrinsic Value of Options Exercised (a)	$—	$3,105	$1,699

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

Summary of Stock Option Transactions [Table Text Block]

	2014		2013		2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	—	NA	188	$30.17	321	$29.35
Granted	—	NA	—	NA	—	NA
Exercised/Converted	—	NA	(187)	30.18	(128)	28.21
Forfeited/Expired	—	NA	(1)	27.95	(5)	27.26
Outstanding as of December 31,	—	NA	—	NA	188	30.17

Options Exercisable as of December 31,	—	NA	—	NA	188	$30.17

NA Not applicable.

Performance Units and Reinvested Dividends on Outstanding Performance Units [Table Text Block]

	Years Ended December 31,
Performance Units	2014	2013	2012
Awarded Units (in thousands)	17	1,284	546
Weighted Average Unit Fair Value at Grant Date	$49.73	$46.23	$41.38
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2014	2013	2012
Awarded Units (in thousands)	99	101	138
Weighted Average Fair Value at Grant Date	$53.35	$45.42	$40.97
Vesting Period (in years)	(a)	(a)	(a)

(a)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant’s termination of employment.

Summary of Performance Scores and Performance Units Earned [Table Text Block]

	Years Ended December 31,
Performance Units	2014	2013	2012
Certified Performance Score	147.8%	118.8%	99.7%
Performance Units Earned	889,697	749,219	1,096,572
Performance Units Mandatorily Deferred as AEP Career Shares	40,831	72,883	51,056
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	39,526	39,691	26,337
Performance Units to be Paid in Cash	809,340	636,645	1,019,179

Summary of Cash Payouts for Performance Units and Career Shares [Table Text Block]

	Years Ended December 31,
Performance Units and AEP Career Shares	2014	2013	2012
	(in thousands)
Cash Payouts for Performance Units	$29,263	$43,925	$44,968
Cash Payouts for AEP Career Share Distributions	4,324	3,675	11,027

Summary of Units Awarded and Fair Value of Restricted Stock Units [Table Text Block]

	Years Ended December 31,
Restricted Stock Units	2014	2013	2012
Awarded Units (in thousands)	64	644	497
Weighted Average Grant Date Fair Value	$50.36	$46.24	$40.69

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested [Table Text Block]

	Years Ended December 31,
Restricted Stock Units	2014	2013	2012
	(in thousands)
Fair Value of Restricted Stock Units Vested	$18,654	$15,325	$10,608
Intrinsic Value of Restricted Stock Units Vested (a)	24,894	20,378	12,157

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units [Table Text Block]

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2014	1,205	$42.64
Granted	64	50.36
Vested	(467)	39.97
Forfeited	(19)	44.57
Nonvested as of December 31, 2014	783	44.59

Stock Unit Accumulation Plan for Non-employee Directors [Table Text Block]

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2014	2013	2012
Awarded Units (in thousands)	25	33	52
Weighted Average Grant Date Fair Value	$54.08	$45.81	$41.20

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements [Table Text Block]

	Years Ended December 31,
Share-based Compensation Plans	2014	2013	2012
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$85,414	$56,352	$51,767
Actual Tax Benefit Realized	29,895	19,723	18,119
Total Compensation Cost Capitalized	23,063	13,165	10,707

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised [Table Text Block]

	Years Ended December 31,
Share-based Compensation Plans	2014	2013	2012
	(in thousands)
Cash Received from Stock Options Exercised	$—	$5,659	$3,598
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised	—	1,040	618